Reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue	$ 1,817,191	$ 1,943,655	$ 2,265,803
Cost of sales	(1,334,321)	(1,383,603)	(1,485,631)
Administrative expenses	(107,017)	(117,180)	(118,126)
Finance expense	(82,199)	(76,939)	(57,807)
Depreciation and amortisation expense	(203,912)	(201,351)	(220,827)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	8,940	9,786	6,351
Income tax expense	(70,179)	(110,019)	(178,975)
Income (loss) before taxes	238,538	390,622	621,038
Net Income (Loss)	168,359	280,603	442,063
Assets	4,818,463	4,684,151	4,268,094
Equity-accounted investees	85,993	109,435	111,549
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	358,009	110,021	(15,028)
Liabilities	2,655,885	2,549,679	2,130,292
Impairment loss recognized in profit or loss	4,684	(1,057)	2,967
Reversal of impairment losses recognized in profit or loss for the period	(11,644)	(1,102)	0
Cash flows from (used in) operating activities	182,234	426,971	524,839
Cash flows from (used in) investing activities	(167,091)	(485,471)	(187,004)
Cash flows from (used in) financing activities	(94,132)	105,896	(387,313)
Operating Segments [Member]
Statement [Line Items]
Revenue	1,817,191	1,943,655	2,265,803
Cost of sales	(1,334,321)	(1,383,603)	(1,485,631)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(203,912)	(201,351)	(220,827)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense	0	0	0
Income (loss) before taxes	482,870	560,052	780,172
Net Income (Loss)	482,870	560,052	780,172
Assets		0	0
Equity-accounted investees		0	0
Liabilities		0	0
Impairment loss recognized in profit or loss		0	0
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Unallocated amounts [member]
Statement [Line Items]
Cost of sales	0	0	0
Administrative expenses	(107,017)	(117,180)	(118,126)
Finance expense	(82,199)	(76,939)	(57,807)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	8,940	9,786	6,351
Income tax expense	(70,179)	(110,019)	(178,975)
Income (loss) before taxes	(244,332)	(169,430)	(159,134)
Net Income (Loss)	(314,511)	(279,449)	(338,109)
Assets	4,818,463	4,684,151	4,268,094
Equity-accounted investees	85,993	109,435	111,549
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	358,009	110,021	(15,028)
Liabilities	2,655,885	2,549,679	2,130,292
Impairment loss recognized in profit or loss	4,684	(1,057)	2,967
Reversal of impairment losses recognized in profit or loss for the period	(11,644)	(1,102)	0
Cash flows from (used in) operating activities	182,234	426,971	524,839
Cash flows from (used in) investing activities	(167,091)	(485,471)	(187,004)
Cash flows from (used in) financing activities	(94,132)	105,896	(387,313)
Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	701,688	723,920	781,751
Cost of sales	(537,801)	(573,808)	(613,267)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(55,335)	(67,700)	(79,061)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense	0	0	0
Income (loss) before taxes	163,887	150,112	168,484
Net Income (Loss)	163,887	150,112	168,484
Assets		0	0
Equity-accounted investees		0	0
Liabilities		0	0
Impairment loss recognized in profit or loss		0	0
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	334,657	371,020	324,972
Cost of sales	(168,499)	(230,468)	(217,464)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(40,687)	(43,336)	(42,438)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense	0	0	0
Income (loss) before taxes	166,158	140,552	107,508
Net Income (Loss)	166,158	140,552	107,508
Assets		0	0
Equity-accounted investees		0	0
Liabilities		0	0
Impairment loss recognized in profit or loss		0	0
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	383,373	505,714	734,801
Cost of sales	(297,048)	(306,250)	(316,875)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(56,092)	(45,238)	(42,283)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense	0	0	0
Income (loss) before taxes	86,325	199,464	417,926
Net Income (Loss)	86,325	199,464	417,926
Assets		0	0
Equity-accounted investees		0	0
Liabilities		0	0
Impairment loss recognized in profit or loss		0	0
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Industrial chemicals [Member]
Statement [Line Items]
Revenue	160,608	94,875	108,267
Cost of sales	(119,092)	(63,590)	(72,964)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(14,136)	(6,854)	(8,454)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense	0	0	0
Income (loss) before taxes	41,516	31,285	35,303
Net Income (Loss)	41,516	31,285	35,303
Assets		0	0
Equity-accounted investees		0	0
Liabilities		0	0
Impairment loss recognized in profit or loss		0	0
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Potassium [Member]
Statement [Line Items]
Revenue	209,294	212,151	267,474
Cost of sales	(187,019)	(176,199)	(217,386)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(34,570)	(37,691)	(47,940)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense	0	0	0
Income (loss) before taxes	22,275	35,952	50,088
Net Income (Loss)	22,275	35,952	50,088
Assets		0	0
Equity-accounted investees		0	0
Liabilities		0	0
Impairment loss recognized in profit or loss		0	0
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Other products and services [Member]
Statement [Line Items]
Revenue	27,571	35,975	48,538
Cost of sales	(24,862)	(33,288)	(47,675)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(3,092)	(532)	(651)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense	0	0	0
Income (loss) before taxes	2,709	2,687	863
Net Income (Loss)	2,709	2,687	863
Assets		0	0
Equity-accounted investees		0	0
Liabilities		0	0
Impairment loss recognized in profit or loss		0	0
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Reportable segments [member]
Statement [Line Items]
Revenue	1,817,191	1,943,655	2,265,803
Cost of sales	(1,334,321)	(1,383,603)	(1,485,631)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(203,912)	(201,351)	(220,827)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense	0	0	0
Income (loss) before taxes	482,870	560,052	780,172
Net Income (Loss)	482,870	560,052	780,172
Assets		0	0
Equity-accounted investees		0	0
Liabilities		0	0
Impairment loss recognized in profit or loss		0	0
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Parent [Member]
Statement [Line Items]
Assets	4,173,308	4,069,649
Liabilities	2,050,223	1,983,382
Parent [Member] | Operating Segments [Member]
Statement [Line Items]
Revenue	1,817,191	1,943,655	2,265,803
Parent [Member] | Unallocated amounts [member]
Statement [Line Items]
Revenue	0	0	0
Parent [Member] | Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	701,688	723,920	781,751
Parent [Member] | Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	334,657	371,020	324,972
Parent [Member] | Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	383,373	505,714	734,801
Parent [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	160,608	94,875	108,267
Parent [Member] | Potassium [Member]
Statement [Line Items]
Revenue	209,294	212,151	267,474
Parent [Member] | Other products and services [Member]
Statement [Line Items]
Revenue	27,571	35,975	48,538
Parent [Member] | Reportable segments [member]
Statement [Line Items]
Revenue	1,817,191	1,943,655	2,265,803
Other Operating Segment [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Operating Segments [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Unallocated amounts [member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Potassium [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Other products and services [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Reportable segments [member]
Statement [Line Items]
Revenue	$ 0	$ 0	$ 0